Expense Example - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Growth Fund - Fidelity Small Cap Growth Fund
Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 107
3 years	334
5 years	579
10 years	$ 1,283